REVENUES AND CONTRACT ACCOUNTING (Details -Disaggregated revenue) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 4,952,185	$ 1,070,680	$ 7,280,885	$ 7,471,198
Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	64,684	269,855	2,252,357	3,218,028
Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,887,501	800,825	5,028,528	3,853,170
Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue	64,684	269,855	2,252,357	3,618,028
Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,877,501	800,825	4,366,136	2,733,648
Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue			662,392	1,119,522
Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue			5,696,931	6,261,748
Rail [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue			2,252,357	3,616,334
Rail [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue			3,444,574	2,645,414
Rail [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue			2,252,357	3,616,334
Rail [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue			3,444,574	2,645,414
Rail [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Rail [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue			921,562	78,575
Commercial [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue				1,694
Commercial [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue			921,562	76,881
Commercial [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue				1,694
Commercial [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue			921,562	76,881
Commercial [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Commercial [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member]
Disaggregation of Revenue [Line Items]
Revenue				11,353
Governments [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue				11,353
Governments [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue				11,353
Governments [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Governments [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue			662,392	1,119,522
Artificial Intelligence [Member] | Goods transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Services transferred over time [Member]
Disaggregation of Revenue [Line Items]
Revenue			662,392	1,119,522
Artificial Intelligence [Member] | Turnkey Projects [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Maintenance And Support [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Algorithms [Member]
Disaggregation of Revenue [Line Items]
Revenue			662,392	1,119,522
Artificial Intelligence [Member] | Data Center Auditing Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Artificial Intelligence [Member] | Software License [Member]
Disaggregation of Revenue [Line Items]
Revenue
North America [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 4,952,185	$ 1,070,680	7,280,885	7,471,198
North America [Member] | Rail [Member]
Disaggregation of Revenue [Line Items]
Revenue			5,696,931	6,261,748
North America [Member] | Commercial [Member]
Disaggregation of Revenue [Line Items]
Revenue			921,562	78,575
North America [Member] | Governments [Member]
Disaggregation of Revenue [Line Items]
Revenue				11,353
North America [Member] | Artificial Intelligence [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 662,392	$ 1,119,522